Share-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Fiscal Year Ended September 30,
	2012	2011	2010
Weighted average risk-free interest rate	0.59%	1.80%	1.76%
Expected dividend yield	1.39%	1.10%	1.14%
Weighted average volatility of common stock	25.63%	26.46%	27.11%
Weighted average expected life of the options	3.69 years	3.83 years	3.84 years

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
	(000’s)			(000’s)
Outstanding at September 30, 2011	17,848	$24	5 years
Granted	3,414	$37
Exercised	(4,477)	$20
Forfeited	(699)	$31
Outstanding at September 30, 2012	16,086	$28	5 years	$171,536
Exercisable at September 30, 2012	8,485	$23	4 years	$132,756
Expected to vest after September 30, 2012	6,991	$34	6 years	$34,789

Summary of Nonvested Options and Changes During Year [Text Block]
		Weighted
		Average
		Grant Date
	Options	Fair Value
	(000’s)
Nonvested at September 30, 2011	7,912	$6
Granted	3,414	$6
Vested	(3,034)	$6
Forfeited	(691)	$6
Nonvested at September 30, 2012	7,601	$6

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
		Weighted
		Average
	Restricted	Grant Date
	Shares	Fair Value
	(000’s)
Nonvested at September 30, 2011	1,063	$28
Granted	429	$37
Vested	(343)	$18
Forfeited	(91)	$32
Nonvested at September 30, 2012	1,058	$34